EQUITY - Preferred stock and Common stock (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Vote $ / shares shares	Mar. 31, 2025 Vote $ / shares shares	Dec. 06, 2024 shares	Dec. 31, 2023 $ / shares shares
EQUITY
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0	0		0
Preferred stock, shares outstanding (in shares)	0	0		0
Common stock, shares authorized (in shares)	70,000,000	245,000,000		70,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares issued (in shares)	13,165,152	14,125,152		6,421,829
Common stock, shares outstanding (in shares)	12,990,794	13,950,794	13,165,152	6,421,829
Number of votes | Vote	1	1
Advisory agreement
EQUITY
Sale of stock | $	$ 5,681,000
Price Per Share | $ / shares	$ 9.88
Roth CH Acquisition V Co | Founder shares
EQUITY
Sale of stock | $	$ 788,900
Price Per Share | $ / shares	$ 4.72